Income from operations - Employees in FTEs (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income from operations [Line items]
Average number of employees	115,392	113,572	114,211
Continuing operations [Member]
Income from operations [Line items]
Average number of employees	71,895	69,602	65,882
Continuing operations [Member] | Employees [Member]
Income from operations [Line items]
Average number of employees	63,798	61,552	57,982
Continuing operations [Member] | Production [Member]
Income from operations [Line items]
Average number of employees	27,697	27,899	26,524
Continuing operations [Member] | Research & development [Member]
Income from operations [Line items]
Average number of employees	9,787	9,087	8,242
Continuing operations [Member] | Other [Member]
Income from operations [Line items]
Average number of employees	26,314	24,565	23,216
Continuing operations [Member] | 3rd party workers [Member]
Income from operations [Line items]
Average number of employees	8,098	8,050	7,900
Discontinued operations [Member]
Income from operations [Line items]
Average number of employees	43,497	43,971	48,330